Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000243319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Without Sales Load [Member] | C000243319
Average Annual Return [Line Items]
Average Annual Return, Percent	18.79%	18.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Average Annual Return, Percent	22.32%	19.95%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	15.05%	11.30%